Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Current Liabilities Schedule Of Other Current Liabilities Details
Other Current Liabilities
Note 10 - Other Current Liabilities

A.	Deferred income

	December 31
	2017	2016
	USD thousands	USD thousands
Other deferred income	3,471	2,197
Deferred income relating to trade-in arrangements	-	1,834

	3,471	4,031

B.	Other current liabilities

	December 31
	2017	2016
	USD thousands	USD thousands
Salary and related liabilities	5,114	4,905
Accrued expenses	4,280	3,029
Institutions	234	300
Tax provision	8	8
Related parties*	76	45
Other	162	175

	9,874	8,462

* See Note 21 - Related Parties, for additional information regarding transactions and balances with related parties.

The Group’s exposure to currency and liquidity risks related to certain payables is disclosed in Note 26.